SHARE CAPITAL - Narrative (Details) $ in Millions			1 Months Ended	3 Months Ended				6 Months Ended
	May 09, 2024 USD ($)	Mar. 03, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) shares	Mar. 31, 2024 shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
Class of Stock [Line Items]
Equity issuances | $				$ 1,119		$ 1	$ 38
Class C Shares
Class of Stock [Line Items]
Issuances (in shares) | shares				26,586,622	0	0	0
Equity issuances | $	$ 1,100
Common stock, carrying amount | $				$ 4,726				$ 4,726	$ 3,607
Conversions (in shares) | shares				0	0	0	380,268
Class C Shares | Share capital
Class of Stock [Line Items]
Equity issuances | $				$ 1,119
Exchangeable Class A Shares
Class of Stock [Line Items]
Issuances (in shares) | shares				0	0	0	1,165,000
Conversion of stock (in shares) | shares		309,037
Common stock, carrying amount | $		$ 10		$ 666				$ 666	615
Conversion ratio								1
Conversions (in shares) | shares				44,837	1,523,169	0	(309,037)
Class A limited voting shares
Class of Stock [Line Items]
Shares issued (in shares) | shares			1,165,000
Shares issued | $			$ 38
Exchangeable Class A-1 Shares
Class of Stock [Line Items]
Issuances (in shares) | shares				0	0	0	0
Common stock, carrying amount | $				$ 904				$ 904	961
Conversion ratio								1
Conversions (in shares) | shares				(44,837)	(1,523,169)	0	0
Class A Junior Preferred Shares
Class of Stock [Line Items]
Accrued dividends | $				$ 238				$ 238	$ 182